Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Business Acquisitions 2014 USD ($)	Dec. 31, 2014 Business Acquisitions 2014 CNY	Dec. 31, 2012 Business Acquisitions 2012 CNY	Dec. 31, 2013 Series of Individually Immaterial Business Acquisitions CNY	Oct. 01, 2013 Acquisition of 91 Wireless 2013 CNY
Business Acquisition [Line Items]
Business combination, purchase consideration							$ 64,212	398,410	1,190,717	3,865,378	11,196,235
Net assets acquired, excluding intangible assets and the related deferred tax liabilities							(15,466)	(95,961)	91,095	467,159	483,341
Intangible assets, net							40,204	249,452	664,380	796,415	1,146,300
Deferred tax liabilities, noncurrent							(10,951)	(67,945)	(72,222)	(112,233)	(278,346)
Noncontrolling interests							(24,175)	(150,000)	(32,507)	(427,813)
Redeemable noncontrolling interests									(100,101)
Pre-existing equity interests							(14,776)	(91,677)	(817,951)
Goodwill	$ 2,807,416	17,418,895	$ 2,718,040	16,864,350	3,877,564	2,419,542	$ 89,376	554,541	1,458,023	3,141,850	9,844,940